Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount	$ 1,127,780	$ 969,103
Accumulated amortization	412,297	341,092
Net	715,483	628,011
Customer Relationships [Member]
Gross carrying amount	804,433	683,006
Accumulated amortization	245,507	198,911
Net	558,926	484,095
Franchise Rights [Member]
Gross carrying amount	57,959	58,363
Accumulated amortization	47,083	42,972
Net	10,876	15,391
Trademarks and Trade Names [Member]
Gross carrying amount	64,291	51,412
Accumulated amortization	19,765	18,674
Net	44,526	32,738
Other Intangible Assets [Member]
Gross carrying amount	201,097	176,322
Accumulated amortization	99,942	80,535
Net	$ 101,155	$ 95,787